INVENTORIES (Details Narrative) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Notes to Financial Statements
Inventories	$ 170,734	$ 225,909	$ 295,218
Reserve for impaired inventory	$ 35,000	$ 35,000	$ 25,000